Schedule of income tax expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax
Current tax expense	$ (432,192)
Current tax in respect of a prior year	(226,202)
Deferred tax benefit	544,523
Total current tax expenses	$ (113,871)